INTANGIBLE - Intangible assets with limited useful life by type (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE
Intangible assets	R$ 6,908,948	R$ 7,173,183	R$ 8,014,740
Non-competition agreements
INTANGIBLE
Average rate %	5.00%
Intangible assets	R$ 4,971	5,128
Port concessions
INTANGIBLE
Average rate %	4.30%
Intangible assets	R$ 547,242	554,832
Lease agreements
INTANGIBLE
Average rate %	16.90%
Intangible assets	R$ 10,624	14,374
Supplier agreements, 12.90%
INTANGIBLE
Average rate %	12.90%
Intangible assets	R$ 48,146	55,554
Supplier agreements, 17.60%
INTANGIBLE
Average rate %	17.60%
Intangible assets	R$ 16,142	21,427
Port service contracts
INTANGIBLE
Average rate %	4.20%
Intangible assets	R$ 564,501	579,289
Cultivars
INTANGIBLE
Average rate %	14.30%
Intangible assets	R$ 50,980	61,176
Trademarks and patents
INTANGIBLE
Average rate %	9.05%
Intangible assets	R$ 199,024	10,935
Customer portfolio
INTANGIBLE
Average rate %	9.10%
Intangible assets	R$ 5,336,369	5,746,860
Software
INTANGIBLE
Average rate %	20.00%
Intangible assets	R$ 122,013	113,946
Other
INTANGIBLE
Average rate %	5.75%
Intangible assets	R$ 8,936	9,662
Cost
INTANGIBLE
Intangible assets	12,229,915	12,004,503
Amortization
INTANGIBLE
Intangible assets	R$ (5,320,967)	R$ (4,831,320)